Property and equipment	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]	Property and equipment
a.Breakdown of property and equipment:

		09/30/2023
	Annual depreciation rate	Historical cost	Accumulated depreciation	Book value
Right-of-use assets - buildings and equipment	4% to 10%	125,176	(9,007)	116,169
Buildings	4%	38,435	(29,776)	8,659
Furniture and equipment	10%	33,987	(2,658)	31,329
Data processing systems	20%	16,015	(475)	15,540
Construction in progress	—	1,980	—	1,980
Total		215,593	(41,916)	173,677

		12/31/2022
	Annual depreciation rate	Historical cost	Accumulated depreciation	Book value
Right-of-use assets - buildings and equipment	4% to 10%	144,387	(7,616)	136,771
Buildings	4%	37,446	(25,149)	12,297
Furniture and equipment	10%	23,601	(2,069)	21,532
Data processing systems	20%	15,636	(11)	15,625
Construction in progress	—	1,794	—	1,794
Total		222,864	(34,845)	188,019
b.Changes in property and equipment:

	Balance at 12/31/2022	Addition	Transfer	Lease termination of the non-renewed contracts/ write-off	Exchange rate changes	Balance at 09/30/2023
Historical cost
Right-of-use assets - buildings and equipment	144,387	—	—	(19,211)	—	125,176
Buildings	37,446	978	11	—	—	38,435
Furniture and equipment	23,601	11,431	(11)	(614)	(420)	33,987
Data processing systems	15,636	379	—	—	—	16,015
Construction in progress	1,794	186	—	—	—	1,980
Total	222,864	12,974	—	(19,825)	(420)	215,593

Accumulated depreciation
Right-of-use assets - buildings and equipment	(7,616)	(1,391)	—	—	—	(9,007)
Buildings	(25,149)	(4,627)	—	—	—	(29,776)
Furniture and equipment	(2,069)	(1,174)	303	91	191	(2,658)
Data processing systems	(11)	(164)	(303)	3	—	(475)
Total Accumulated depreciation	(34,845)	(7,356)	—	94	191	(41,916)

Total	188,019	5,618	—	(19,731)	(229)	173,677

	Balance at 12/31/2021	Addition	Business Combination	Transfer	Lease termination of the non-renewed contracts/ write-off	Balance at 09/30/2022
Historical cost
Right-of-use assets - buildings and equipment	131,064	21,983	—	—	—	153,047
Buildings	27,608	8,705	—	806	(1,337)	35,782
Furniture and equipment	14,012	2,873	6,464	(408)	(193)	22,748
Data processing systems	14,390	379	—	—	(13)	14,756
Total	187,074	33,940	6,464	398	(1,543)	226,333

Accumulated depreciation
Right-of-use assets - buildings and equipment	(3,741)	(3,693)	—	—	—	(7,434)
Buildings	(14,721)	(3,998)	—	(5,005)	13	(23,711)
Furniture and equipment	(5,064)	(264)	(498)	4,541	14	(1,271)
Data processing systems	(72)	(6)	—	66	—	(12)
Total	(23,598)	(7,961)	(498)	(398)	27	(32,428)

Total	163,476	25,979	5,966	—	(1,516)	193,905